5. REVERSE TAKEOVER (Details)	12 Months Ended
Dec. 31, 2020 CAD ($) $ / shares shares
Deemed shares issued, Value	$ 32,668,217	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used	Monte Carlo simulation valuation model
Stock Issued During Period, Value, Issued for Services	$ 21,707,509	[1]
Tidal and MichiCann
Net identifiable assets acquired, Convertible loan receivable	$ 17,597,600
Warrants and stock options
Share Price | $ / shares	$ 1.152
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used	Black-Scholes option pricing model
Convertible series I preferred shares
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used	option pricing model
Convertible series II preferred shares
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used	option pricing model
Common Stock
Deemed shares issued, Shares | shares	23,464,462	[1]
Deemed shares issued, Value	$ 27,031,042	[1]
Stock Issued During Period, Shares, Issued for Services | shares	7,381,000	[1]
Stock Issued During Period, Value, Issued for Services	$ 8,502,900	[1]
Convertible Series I Preferred
Deemed shares issued, Shares | shares	3,181,250	[1]
Deemed shares issued, Value	$ 5,637,175	[1]
Stock Issued During Period, Shares, Issued for Services | shares		[1]
Stock Issued During Period, Value, Issued for Services	$ 0	[1]
Convertible Series II Preferred
Deemed shares issued, Shares | shares	0	[1]
Deemed shares issued, Value	$ 0	[1]
Stock Issued During Period, Shares, Issued for Services | shares	7,381,000	[1]
Stock Issued During Period, Value, Issued for Services	$ 13,204,609	[1]

[1]	Note 5.